Revenue recognition (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities [abstract]
Deferred revenue	€ 622	€ 520
Revenue recognition	€ 504	€ 448	€ 372